PRIMARK MEKETA PRIVATE EQUITY INVESTMENTS FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

OPEN-END INVESTMENT COMPANIES - 1.5%	Shares	Value
FIXED INCOME - 1.5%
Baird Ultra Short Bond Fund (Cost $6,791,230) (a)	670,408	$6,777,822

PRIVATE EQUITY INVESTMENTS - 85.0%	Shares	Value
PORTFOLIO COMPANIES - 76.5%
Accessibe Coinvest Aggregator, L.P. (a)(b)(c)(d)	57,991	$6,323,674
AP Bold Co-Invest (Parallel), L.P. (b)(c)(d)(e)	–	8,030,467
Avance Tropical Co-Investors Parallel, LLC (b)(c)(d)	10,000	13,557,737
BlueVoyant, Inc. Preferred Series (c)(d)(f)	3,404,834	9,780,000
Circuit Clinical Solutions Preferred Series C Stock (c)(d)(f)	112,300	6,000,000
CMP Terrapin Partners I, L.P. (b)(c)(d)(e)	–	8,898,301
CMP Terrapin Partners II, L.P. (b)(c)(d)(e)	–	5,321,225
FS NU Investors, L.P. - Class A (a)(c)(d)(f)	47,500	3,546,002
FS NU Investors, L.P. - Class C (a)(c)(d)(f)	2,404	342,929
Greenbriar Coinvestment WPS, L.P. (a)(b)(c)(d)(e)	–	5,251,631
Greenbriar Coinvestment WSA, L.P. (a)(b)(c)(d)(e)	–	14,000,035
Hg Vibranium Co-Invest, L.P. (b)(c)(d)(e)	–	12,216,218
JMI Fire Aggregator, L.P. (a)(b)(c)(d)(e)	–	4,283,270
JMI Jump Aggregator, L.P. (a)(b)(c)(d)(e)	–	10,852,430
JMI Time Aggregator, L.P. (a)(b)(c)(d)(e)	–	6,472,661
KOLN Co-Invest Blocked, L.P. - Class A (a)(c)(d)(f)	5,000	7,583,146
LIGHTSPEED SPV-A2, LLC (c)(d)(e)(f)	–	41,784,999
LIGHTSPEED SPV-A4, LLC (a)(c)(d)(e)(f)	–	7,569,000
Linden Investments III, L.P. (b)(c)(d)(e)	–	16,498,925
NP/BF Holdings, L.P. (c)(d)(e)(f)	–	11,564,483
Onex ISO Co-Invest, L.P. (a)(b)(c)(d)(e)	–	9,932,623
Partners Group Client Access 43, L.P. Inc. (a)(b)(c)(d)(e)	–	10,279,697
Partners Group Client Access 45, L.P. Inc. (a)(b)(c)(d)(e)	–	4,341,017
PRO Co-Invest Aggregator, (Parallel), L.P. (b)(c)(d)(e)	–	11,696,901
Project Arete (b)(c)(d)(e)	–	9,508,253
Project Backyard (a)(c)(d)(f)	50,000	9,251,429
Project Radiant - Class A Units (a)(c)(d)(f)	10,000	10,662,495
Project Warrior (b)(c)(d)(e)	–	9,678,357
RCP MB Investments B, L.P. (b)(c)(d)(e)	–	8,459,061
REP Maple Coinvest IV, L.P. - Class A Units (a)(c)(d)(f)	8,000,000	17,602,227

PRIMARK MEKETA PRIVATE EQUITY INVESTMENTS FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

PRIVATE EQUITY INVESTMENTS - 85.0% (Continued)	Shares	Value
PORTFOLIO COMPANIES - 76.5% (Continued)
REP Patriot Coinvest IV-A, L.P. - Class A Units (a)(c)(d)(f)	2,550,000	$1,092,000
Stellex Bolt Co-Invest, L.P. (b)(c)(d)(e)(g)	–	16,093,336
SKCP VI Artemis Co-Invest, L.P. (c)(d)	761,775	17,337,726
VEPF VIII Co-Invest 3-A, L.P. (b)(c)(d)(e)	–	8,880,118
		344,692,373
PORTFOLIO FUNDS - 8.5%
Apax XI USD, L.P. (a)(b)(c)(d)(e)	–	2,337,428
Cordillera Investment Fund III-B, L.P. (b)(c)(d)(e)	–	1,319,507
Overbay 2025 Fund - Annual Series Offshore, L.P. (a)(c)(d)(e)(f)	–	18,206,434
PMOV Fund, L.P. (b)(c)(d)(e)(h)	–	9,790,381
Saturn Five Frontier I, LLC - Class A (b)(c)(d)(i)	5,000,000	6,664,512
		38,318,262

TOTAL PRIVATE EQUITY INVESTMENTS (Cost $272,032,325)		$383,010,635

PRIMARK MEKETA PRIVATE EQUITY INVESTMENTS FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET SECURITIES - 12.3%	Shares	Value
Fidelity Investments Money Market Treasury Portfolio - Class I, 3.55% (Cost $55,462,053) (a)(g)(i)(j)	55,462,053	$55,462,053

TOTAL INVESTMENTS AT VALUE - 98.8% (Cost $334,285,608)		$445,250,510

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%		5,315,644

NET ASSETS - 100.0%		$450,566,154

(a)	All or a portion of the security is held through a wholly-owned Subsidiary, PMPEX Subsidiary Fund III, LLC.
(b)	Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.
(c)	Restricted investments as to resale. The total value of these securities is $383,010,635, which represents 85.0% of total net assets of the Fund.
(d)	Non-income producing security.
(e)	Investment does not issue shares.
(f)	Level 3 securities fair valued using significant unobservable inputs. The total value of these securities is $144,985,144, which represents 32.2% of total net assets of the Fund.
(g)	All or a portion of the security is held through a wholly-owned Subsidiary, Primark Meketa Private Equity Investments Subsidiary II, LLC.
(h)	Affiliated investment for which ownership is 25% or more of the investment's capital.
(i)	All or a portion of the security is held through a wholly-owned Subsidiary, Primark Meketa Private Equity Investments Subsidiary I, LLC.
(j)	The rate shown is the 7-day effective yield as of June 30, 2026.

LLC	-	Limited Liability Company.
L.P.	-	Limited Partnership.
SPV	-	Special Purpose Vehicle.

PRIMARK MEKETA PRIVATE EQUITY INVESTMENTS FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

Restricted Securities - Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith in accordance with the Fund’s Pricing and Fair Valuation policies. Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets. The Fund may not be able to resell some of its investments for extended periods, which may be several years.

Additional information on the restricted investments held by the Fund at June 30, 2026 is as follows:

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Portfolio Companies
Accessibe Coinvest Aggregator, L.P.	5/10/2024	$5,071,338	$6,323,674	1.4%
AP Bold Co-Invest (Parallel), L.P.	6/27/2025	6,896,331	8,030,467	1.8%
Avance Tropical Co-Investors Parallel, LLC	12/9/2024	10,262,591	13,557,737	3.0%
BlueVoyant, Inc. Preferred Series	12/23/2021	8,000,000	9,780,000	2.2%
Circuit Clinical Solutions Preferred Series C Stock	1/13/2022	6,000,000	6,000,000	1.3%
CMP Terrapin Partners I, L.P.	1/23/2024	7,944,592	8,898,301	2.0%
CMP Terrapin Partners II, L.P.	6/21/2024	4,708,920	5,321,225	1.2%
FS NU Investors, L.P. - Class A	8/11/2022	4,828,057	3,546,002	0.8%
FS NU Investors, L.P. - Class C	8/9/2024	264,308	342,929	0.1%
Greenbriar Coinvestment WPS, L.P.	2/13/2023	3,836,768	5,251,631	1.2%
Greenbriar Coinvestment WSA, L.P.	5/23/2025	14,080,309	14,000,035	3.1%
Hg Vibranium Co-Invest, L.P.	6/29/2022	7,275,288	12,216,218	2.7%
JMI Fire Aggregator, L.P.	8/5/2024	5,061,650	4,283,270	0.9%
JMI Jump Aggregator, L.P.	4/17/2025	10,122,247	10,852,430	2.4%
JMI Time Aggregator, L.P.	12/5/2022	5,034,783	6,472,661	1.4%
KOLN Co-Invest Blocked, L.P. - Class A	3/29/2023	5,040,615	7,583,146	1.7%
LIGHTSPEED SPV-A2, LLC	8/14/2025	10,111,544	41,784,999	9.3%
LIGHTSPEED SPV-A4, LLC	4/28/2026	3,372,624	7,569,000	1.7%
Linden Investments III, L.P.	7/17/2025	15,105,401	16,498,925	3.7%
NP/BF Holdings, L.P.	5/23/2025	11,558,566	11,564,483	2.6%
Onex ISO Co-Invest, L.P.	10/29/2021	5,000,000	9,932,623	2.2%

PRIMARK MEKETA PRIVATE EQUITY INVESTMENTS FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS (Continued)

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Portfolio Companies (Continued)
Partners Group Client Access 43, L.P. Inc.	11/16/2022	$6,186,946	$10,279,697	2.3%
Partners Group Client Access 45, L.P. Inc.	4/21/2023	6,257,255	4,341,017	1.0%
PRO Co-Invest Aggregator, (Parallel), L.P.	8/14/2025	12,328,741	11,696,901	2.6%
Project Arete	5/3/2024	5,116,369	9,508,253	2.1%
Project Backyard	5/1/2023	5,030,923	9,251,429	2.0%
Project Radiant - Class A Units	7/2/2025	10,177,775	10,662,495	2.4%
Project Warrior	8/18/2023	4,264,484	9,678,357	2.0%
RCP MB Investments B, L.P.	7/11/2022	8,249,856	8,459,061	1.9%
REP Maple Coinvest IV, L.P. - Class A Units	5/28/2024	7,222,567	17,602,227	3.9%
REP Patriot Coinvest IV-A, L.P. - Class A Units	1/27/2023	2,601,457	1,092,000	0.2%
Stellex Bolt Co-Invest, L.P.	5/22/2025	13,819,642	16,093,336	3.6%
SKCP VI Artemis Co-Invest, L.P.	3/24/2023	—	17,337,726	3.8%
VEPF VIII Co-Invest 3-A, L.P.	9/25/2023	7,469,850	8,880,118	2.0%

Portfolio Funds
Apax XI USD, L.P.	1/5/2024	2,154,417	2,337,428	0.5%
Cordillera Investment Fund III-B, L.P.	5/3/2022	1,268,881	1,319,507	0.3%
PMOV Fund, L.P.	12/31/2024	10,050,352	9,790,381	2.2%
Overbay 2025 Fund - Annual Series Offshore, L.P.	4/20/2026	15,000,000	18,206,434	4.0%
Saturn Five Frontier I, LLC - Class A	12/15/2021	5,256,878	6,664,512	1.5%
		$272,032,325	$383,010,635	85.0%